Debt - Schedule of Long Term Debt Obligations (Details) (Parenthetical) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
National Bank of Oman [Member]
Line of credit	$ 60,000
National Bank of Oman [Member] | LIBOR Plus [Member]
Interest rate	3.50%
Successor [Member] | Murabaha Credit Facility [Member]
Line of credit	$ 150,000
Debt interest rate	6.00%
Due date	May 28, 2025
Successor [Member] | Murabaha Credit Facility [Member] | LIBOR Plus [Member]
Interest rate	3.25%
Successor [Member] | National Bank of Oman [Member]
Line of credit	$ 60,000
Successor [Member] | National Bank of Oman [Member]
Line of credit	$ 20,000
Predecessor [Member] | Murabaha Credit Facility [Member]
Line of credit		$ 150,000
Debt interest rate		6.00%
Due date		May 28, 2025
Predecessor [Member] | Murabaha Credit Facility [Member] | LIBOR Plus [Member]
Interest rate		3.25%
Predecessor [Member] | National Bank of Oman [Member]
Line of credit		$ 60,000
Predecessor [Member] | National Bank of Oman [Member]
Line of credit		$ 60,000